Other Balance Sheets Components - Accrued and other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accrued and other liabilities:
Payroll and welfare	$ 156,274	$ 170,534
Marketing expenses	74,093	82,471
Sales rebates	266,455	359,813
Professional fees	8,836	7,791
VAT and other tax payable	51,037	53,589
Amounts due to users	52,216	53,997
Payable to SINA for the acquisition of the equity of STC	218,402	0
Unpaid consideration for acquisitions	687	6,293
Unpaid consideration for investment	4,320	441
Proceeds received in advance from disposal of investment	14,496	0
Interest payable for convertible debt, unsecured senior notes and long-term loans	28,257	27,579
Listing expenses payable	933	9,347
Others	37,978	49,178
Accrued and other liabilities	913,984	821,033
Investment related deposits	373,252	366,067
Prepayment to assets noncurrent	$ 0	133,734
Loss on wealth management products		59,300
Remaining fair value of wealth management products		50,200
Sina.com Technology (China) Co., Ltd
Accrued and other liabilities:
Equity method ownership percentage	100.00%
A micro loan company
Accrued and other liabilities:
Investment related deposits	$ 71,800	77,900
Game Company [Member]
Accrued and other liabilities:
Investment related deposits	$ 249,400	$ 269,100